TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade accounts payable
Trade accounts payable	R$ 4,036,414	R$ 3,288,897
Domestic (Brazil) | Related party
Trade accounts payable
Trade accounts payable	4,230	6,288
Domestic (Brazil) | Third party
Trade accounts payable
Trade accounts payable	3,182,641	2,677,052
Foreign | Third party
Trade accounts payable
Trade accounts payable	R$ 849,543	R$ 605,557